CALVERT MANAGEMENT SERIES

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the form of statement of additional information dated February 1, 2023 used with respect to the following series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 122 (“Amendment No. 122”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 122 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-23-000086) on January 27, 2023.

Calvert Floating-Rate Advantage Fund

CALVERT MANAGEMENT SERIES

By: /s/ Deidre E. Walsh

Deidre E. Walsh

Secretary

Date: February 6, 2023